(LOSS) INCOME PER SHARE (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) shares
Numerator:
Loss from continuing operations	¥ (144,276,724)	$ (20,320,951)	¥ (693,405,669)		¥ (392,692,879)
Gain (loss) from discontinued operations, net	156,853,103	22,092,297	(286,086,586)	$ (41,478,656)	(24,132,389)	$ (3,786,898)
Net loss attributable to noncontrolling interest	(7,427,235)	(1,046,104)	(4,633,205)		(5,590,513)
Net (loss) income attributable to ordinary shareholders	¥ 20,003,614	$ 2,817,450	¥ (974,859,050)		¥ (411,234,755)
Denominator:
Weighted average number of shares outstanding, Basic	1,010,895,182	1,010,895,182	720,237,128	720,237,128	495,304,894	495,304,894
Weighted average number of shares outstanding, Diluted	1,010,895,182	1,010,895,182	720,237,128	720,237,128	495,304,894	495,304,894
Basic - continuing operations | (per share)	¥ (0.14)	$ (0.02)	¥ (0.96)		¥ (0.78)
Diluted- continuing operations | (per share)	(0.14)	(0.02)	(0.96)		(0.78)
Basic - discontinued operations | (per share)	0.16	0.02	(0.40)		(0.05)
Diluted - discontinued operations | (per share)	¥ 0.16	$ 0.02	¥ (0.40)		¥ (0.05)